Schedule of Assets (Schedule of Assets (Held at End of Year III)) (Details) - EPB 005 [Member]	12 Months Ended
Dec. 31, 2024
Minimum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.50%